Long-term Debt - Schedule of Debt (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Movement Additions	$ 115,712,500
Repayments	(56,717,059)	$ (56,254,073)	$ (55,630,352)
Term Loans	445,971,281	386,975,841
Current portion of long-term debt	42,433,562	42,580,323
Current portion of long-term debt associated with vessels held for sale	30,150,000
Long term debt	373,387,719	344,395,518
Total debt	445,971,281	386,975,841
Current portion of deferred finance charges	706,725	613,716
Current portion of deferred finance charges associated with vessels held for sale	73,644
Deferred finance charges non-current	1,873,466	1,453,677
Total deferred finance charges	2,653,835	2,067,393
Total debt	445,971,281	386,975,841
Less: Total deferred finance charges	2,653,835	2,067,393
Total debt, net of deferred finance charges	443,317,446	384,908,448
Less: Current portion of long-term debt, net of current portion of deferred finance charges	41,726,837	41,966,607
Less: Current portion of long-term debt associated with vessels held for sale, net of current portion of deferred finance charges	30,076,356
Long term debt, net of deferred finance charges	$ 371,514,253	342,941,841
Term Loan 1 [Member]
Debt Instrument [Line Items]
Maturity Date	Feb. 19, 2020
Drawn Amount	$ 40,250,000
Repayments	(2,500,000)
Term Loans	$ 11,875,000	14,375,000
Term Loan 4 [Member]
Debt Instrument [Line Items]
Maturity Date	Nov. 04, 2020
Drawn Amount	$ 33,240,000
Repayments	(1,939,000)
Term Loans	$ 13,850,000	15,789,000
Term Loan 2 [Member]
Debt Instrument [Line Items]
Maturity Date	Oct. 09, 2020
Drawn Amount	$ 29,437,000
Repayments	$ (6,310,000)
Term Loans		6,310,000
Term Loan 3 [Member]
Debt Instrument [Line Items]
Maturity Date	Dec. 18, 2023
Drawn Amount	$ 14,094,184
Repayments	(3,020,181)
Term Loans	$ 14,094,184	17,114,365
Term Loan 5 [Member]
Debt Instrument [Line Items]
Maturity Date	Apr. 14, 2020
Drawn Amount	$ 20,400,000
Repayments	(1,400,000)
Term Loans	$ 11,700,000	13,100,000
Term Loan 6 [Member]
Debt Instrument [Line Items]
Maturity Date	Mar. 01, 2024
Drawn Amount	$ 27,675,000
Repayments	(2,750,000)
Term Loans	$ 25,200,000	27,950,000
Term Loan 10 [Member]
Debt Instrument [Line Items]
Maturity Date	Jun. 20, 2020
Drawn Amount	$ 43,250,000
Repayments	(3,000,000)
Term Loans	$ 23,375,000	26,375,000
Term Loan 7 [Member]
Debt Instrument [Line Items]
Maturity Date	Sep. 30, 2020
Drawn Amount	$ 45,212,500
Repayments	(8,494,310)
Term Loans	$ 15,244,697	23,739,007
Term Loan 8 [Member]
Debt Instrument [Line Items]
Maturity Date	Jul. 31, 2022
Drawn Amount	$ 50,225,000
Repayments	(3,605,000)
Term Loans	$ 35,630,000	39,235,000
Term Loan 9 [Member]
Debt Instrument [Line Items]
Maturity Date	Apr. 16, 2020
Drawn Amount	$ 30,000,000
Repayments	(2,705,000)
Term Loans	$ 16,300,000	19,005,000
Term Loan 11 [Member]
Debt Instrument [Line Items]
Maturity Date	Dec. 18, 2023
Drawn Amount	$ 9,480,000
Repayments	(880,000)
Term Loans	$ 9,480,000	10,360,000
Term Loan 12 [Member]
Debt Instrument [Line Items]
Maturity Date	Jan. 08, 2023
Drawn Amount	$ 20,925,000
Repayments	(1,420,000)
Term Loans	$ 15,600,000	17,020,000
Term Loan 13 [Member]
Debt Instrument [Line Items]
Maturity Date	Jun. 30, 2023
Drawn Amount	$ 67,200,000
Repayments	(3,960,000)
Term Loans	$ 51,555,000	55,515,000
Term Loan 14 [Member]
Debt Instrument [Line Items]
Maturity Date	Dec. 14, 2022
Drawn Amount	$ 22,400,000
Repayments	(1,493,328)
Term Loans	$ 17,920,016	19,413,344
Term Loan 15 [Member]
Debt Instrument [Line Items]
Maturity Date	Sep. 03, 2021
Drawn Amount	$ 22,750,000
Repayments	(1,625,000)
Term Loans	$ 17,468,750	19,093,750
Term Loan 16 [Member]
Debt Instrument [Line Items]
Maturity Date	Jul. 07, 2023
Drawn Amount	$ 25,350,000
Repayments	(2,112,500)
Term Loans	$ 18,484,375	20,596,875
Term Loan 17 [Member]
Debt Instrument [Line Items]
Maturity Date	Dec. 11, 2022
Drawn Amount	$ 22,275,000
Movement Additions	11,775,000
Repayments	(2,755,000)
Term Loans	$ 19,520,000	10,500,000
Term Loan 18 [Member]
Debt Instrument [Line Items]
Maturity Date	Dec. 31, 2025
Drawn Amount	$ 65,650,000
Movement Additions	33,150,000
Repayments	(3,585,240)
Term Loans	$ 61,049,260	$ 31,484,500
Term Loan 19 [Member]
Debt Instrument [Line Items]
Maturity Date	Apr. 17, 2026
Drawn Amount	$ 70,787,500
Movement Additions	70,787,500
Repayments	(3,162,501)
Term Loans	$ 67,624,999